RELATED PARTY TRANSACTIONS (Details) - USD ($)		1 Months Ended		3 Months Ended						12 Months Ended
	May 01, 2012	Jul. 31, 2015	Jul. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS
Amount owed by the entity to related party				$ 2,432,000						$ 2,424,000	$ 2,432,000
July 2014 CNB Facility | City National Bank
RELATED PARTY TRANSACTIONS
Extension period of maturity date		12 months								12 months
Restricted Costs | Maximum
RELATED PARTY TRANSACTIONS
Costs to be reimbursed per quarter				1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000
ACREM
RELATED PARTY TRANSACTIONS
Base management fees as a percentage of stockholders' equity per annum										1.50%
Percentage multiplied to arrive at first value affecting calculation of incentive fees										20.00%
Previous period for which core earnings are considered to arrive at first value affecting calculation of incentive fees										12 months
Previous period for product of weighted average price per share and weighted average number of shares of common stock and other shares											12 months
Percentage multiplied to arrive at difference of first value affecting calculation of incentive fees										8.00%
Period for which cumulative core earnings must be greater than zero										3 years
Number of fiscal quarters considered to arrive at second value affecting calculation of incentive fees										12 months
Period whose fiscal quarters are considered to arrive at first value affecting calculation of incentive fees										12 months
Incentive fee payable										$ 0
Minimum cumulative core earnings				0							$ 0
Automatic renewal period of management agreement										1 year
Incentive fees incurred										$ 0	0	$ 0
Multiplier of average annual base management and incentive fee to arrive at termination fee										3
Period preceding most recently completed fiscal quarter considered for calculation of average of annual base management and incentive fee										24 months
Incurred	$ 0
Ares Investments Holdings LLC
RELATED PARTY TRANSACTIONS
Aggregate principal amount											1,200,000
Ares Investments Holdings LLC | Secured revolving funding facility | City National Bank
RELATED PARTY TRANSACTIONS
Credit support fee agreed to be paid as percentage of average outstanding balance (as a percent)			1.50%
Credit support fee incurred										$ 1,000,000	278,000
Continuing Operations | ACREM
RELATED PARTY TRANSACTIONS
Incurred										10,289,000	9,556,000	7,969,000
Amount owed by the entity to related party				2,432,000						2,424,000	2,432,000
Continuing Operations | ACREM | Management Fees
RELATED PARTY TRANSACTIONS
Incurred										5,397,000	5,440,000	4,125,000
Amount owed by the entity to related party				1,348,000						1,357,000	1,348,000
Continuing Operations | ACREM | General and administrative expenses
RELATED PARTY TRANSACTIONS
Incurred										3,426,000	3,400,000	3,394,000
Amount owed by the entity to related party				853,000						835,000	853,000
Continuing Operations | ACREM | Direct costs
RELATED PARTY TRANSACTIONS
Incurred										1,466,000	716,000	450,000
Amount owed by the entity to related party				231,000						232,000	231,000
Discontinued Operations | ACREM
RELATED PARTY TRANSACTIONS
Incurred										1,026,000	1,221,000	651,000
Amount owed by the entity to related party				303,000						234,000	303,000
Discontinued Operations | ACREM | Management Fees
RELATED PARTY TRANSACTIONS
Incurred										551,000	476,000	116,000
Amount owed by the entity to related party				123,000						144,000	123,000
Discontinued Operations | ACREM | General and administrative expenses
RELATED PARTY TRANSACTIONS
Incurred										452,000	600,000	216,000
Amount owed by the entity to related party				147,000						84,000	147,000
Discontinued Operations | ACREM | Direct costs
RELATED PARTY TRANSACTIONS
Incurred										23,000	145,000	$ 319,000
Amount owed by the entity to related party				$ 33,000						$ 6,000	$ 33,000